Segment Information (Tables)	12 Months Ended
May 31, 2016
Segment Reporting [Abstract]
Results of Reportable Segments

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.  Information for all periods presented has been recast to reflect the current-year change in reportable segments.

Year Ended May 31,	2016	2015	2014
(In thousands)
Net Sales
Industrial	$2,444,120	$2,533,476	$2,464,266
Specialty	732,091	457,245	305,391
Consumer	1,637,438	1,603,829	1,606,696
Total	$4,813,649	$4,594,550	$4,376,353
Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$252,781	$246,997	$234,123
Interest (Expense), Net (b)	(5,987)	(8,190)	(10,482)
EBIT (c)	$258,768	$255,187	$244,605
Specialty
Income Before Income Taxes (a)	$111,945	$68,340	$61,628
Interest (Expense), Net (b)	730	534	255
EBIT (c)	$111,215	$67,806	$61,373
Consumer
Income Before Income Taxes (a)	$268,218	$274,001	$251,229
Interest (Expense), Net (b)	40	34	122
EBIT (c)	$268,178	$273,967	$251,107
Corporate/Other
(Expense) Before Income Taxes (a)	$(149,478)	$(136,085)	$(122,493)
Interest (Expense), Net (b)	(76,101)	(61,416)	(55,131)
EBIT (c)	$(73,377)	$(74,669)	$(67,362)
Consolidated
Income Before Income Taxes (a)	$483,466	$453,253	$424,487
Interest (Expense), Net (b)	(81,318)	(69,038)	(65,236)
EBIT (c)	$564,784	$522,291	$489,723
Identifiable Assets
Industrial	$2,165,920	$2,105,364	$2,222,704
Specialty	794,899	798,893	284,553
Consumer	1,734,600	1,626,097	1,648,272
Corporate/Other	80,622	163,886	222,836
Total	$4,776,041	$4,694,240	$4,378,365
Capital Expenditures
Industrial	$76,761	$46,150	$50,039
Specialty	11,479	7,823	4,517
Consumer	27,269	29,354	35,391
Corporate/Other	1,674	2,036	3,845
Total	$117,183	$85,363	$93,792
Depreciation and Amortization
Industrial	$46,570	$47,235	$48,046
Specialty	26,773	13,596	5,624
Consumer	31,445	32,153	31,378
Corporate/Other	6,251	6,192	5,021
Total	$111,039	$99,176	$90,069

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations. We believe EBIT is useful to investors for this purpose as well, using EBIT as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, income before taxes as determined in accordance with GAAP, since EBIT omits the impact of interest in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Net Sales and Long Lived Assets by Regions

Year Ended May 31,	2016	2015	2014
(In thousands)
Net Sales (based on shipping location) (a)
United States	$3,155,810	$2,856,723	$2,581,208
Foreign
Canada	310,817	337,869	342,312
Europe	928,519	941,820	1,031,686
Other Foreign	418,503	458,138	421,147
Total Foreign	1,657,839	1,737,827	1,795,145
Total	$4,813,649	$4,594,550	$4,376,353
Long-Lived Assets (b)
United States	$1,764,090	$1,704,468	$1,374,340
Foreign
Canada	111,524	114,717	125,401
Europe	271,796	293,685	340,146
United Kingdom	257,935	273,118	259,829
Other Foreign	212,583	202,721	208,411
Total Foreign	853,838	884,241	933,787
Total	$2,617,928	$2,588,709	$2,308,127

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.